Organization (Tables)	12 Months Ended
Dec. 31, 2023
Organization [Abstract]
Schedule of Balance Sheet	(a) As of the balance sheet date, the VIE has been disposed and the details of the Company’s major subsidiaries, are as follows:
Entity	Date of incorporation/ Acquisition	Place of incorporation	Percentage of direct or indirect ownership by the Company	Principal activities
			Direct
Subsidiaries:

BORQS International	July 27, 2007	Cayman	100%	Holding company
BORQS Hong Kong Limited (“Borqs HK”)	July 19, 2007	Hong Kong	100%	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”)	September 4, 2007	PRC	100%	Provision of software and service solutions and hardware products sales
BORQS Software Solutions Private Limited (“Borqs India”)	July 17, 2009	India	100%	Provision of software and service solutions

Schedule of Financial Information Of HHE Classified As Discontinued Operations	The following tables represent the financial information of HHE classified as discontinued operations as of December 31, 2022 before the deconsolidation of HHE, and for the years ended December 31, 2021 and 2022 before eliminating the intercompany balances and transactions between HHE and other entities within the Group:
2022 Deconsolidation Date
$
Carrying amounts of major classes of assets included as part of the assets held for sale
Cash and cash equivalents	1,117
Inventories, net	973
Prepaid expenses and other current assets, net	31

Current assets held for sale	2,121

Property and equipment, net	45
Intangible assets, net	3,949
Goodwill	12,208
Contract assets	-

Non-current assets held for sale	16,202
Total assets of HHE classified as held for sale	18,323

Carrying amounts of major classes of liabilities included as part of liabilities held for sale
Accounts payable	1,755
Accrued expenses and other payables	218
Contract liabilities - current	6,567
Amount due to related parties	-
Short-term borrowings	851

Current liabilities held for sale	9,391

Long-term borrowings	472
Deferred tax liabilities	1,143

Non-current liabilities held for sale	1,615
Total liabilities of HHE classified as held for sale	11,006

Schedule of Consolidated Vies and Discontinued Operation Disclosures
	For the years ended December 31,
	2021	2022
	$	$
Net revenues	-	4,034
Cost of revenues	-	(8,160)

Total gross profit	-	(4,126)

Operating expenses:
Sales and marketing expenses	(51)	(142)
General and administrative expenses	(1,066)	(4,044)

Total operating expenses	(1,117)	(4,186)

Operating loss	(1,117)	(8,312)

Interest expense, net	(275)	(343)
Other expense	-	(1,261)

Loss from discontinued operation, before income taxes	(1,392)	(9,916)

Income tax benefit (expense)	-	-

Loss from discontinued operations	(1,392)	(9,916)

Schedule of Consolidated VIEs and Cash Flow Disclosures
	For the years ended December 31,
	2021	2022
	$	$
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(1,392)	(9,916)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	102	479
Changes in operating assets and liabilities	(343)	7,489

Net cash used in operating activities	(1,633)	(1,948)

CASH FLOWS FROM INVESTING ACTIVITIES

Purchases of property and equipment	-	(66)

Net cash used in investing activities	-	(66)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shareholders	3,547	1,487
Proceeds from short-term and other borrowings	200	155
Repayments of short-term and other borrowings	(527)	(218)
Proceeds from long-term and other borrowings	-	112
Repayments of long-term and other borrowings	(111)	(2)

Net cash generated from financing activities	3,109	1,534

Net increase (decrease) in cash and cash equivalents and restricted cash	1,476	(480)

Cash and cash equivalents and restricted cash at beginning of year	121	1,597

Cash and cash equivalents and restricted cash at end of year	1,597	1,117